May 3, 2001

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.

    Re:   497(j) for Calvert Variable Series
          811-3591 and 2-80154


     (j) In lieu of filing under paragraph (b) or (c) of Section 497, the above registrant is hereby filing a certification that:

     (1) the form of prospectus and statement of additional information that would have been filed under paragraph (b) or (c) of Section 497 would not have differed from that contained in the most recent registration statement (filed April 30, 2001) or amendment, and

     (2) the text of the most recent registration statement (filed April 24, 2001) or amendment has been filed electronically.


     If you have questions or require further information, please contact me at 800-727-5578 ext. 4857.

                                   Sincerely,

                                   /s/Edith Lillie
                                   Edith Lillie
                                   Registration Manager